UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 46.9%
	Shares	Value
ARGENTINA — 0.0%
YPF ADR	100	$3,538

AUSTRALIA — 0.8%
Amcor	2,452	23,766
Australia & New Zealand Banking Group	1,336	42,175
CSL	417	26,274
Fortescue Metals Group	5,857	26,779
Insurance Australia Group	9,023	52,826
Lend Lease Group	2,756	34,780
Macquarie Group	557	30,291
National Australia Bank	184	6,040
Orica	1,907	38,988
Rio Tinto	695	42,872
Telstra	14,233	72,615
Woodside Petroleum	470	18,571

		415,977

AUSTRIA — 0.1%
OMV	963	38,762

BELGIUM — 0.4%
Ageas	867	31,177
Anheuser-Busch InBev	141	15,289
Belgacom	1,665	54,445
Colruyt	471	22,856
Delhaize Group	625	40,854
KBC Groep	331	18,026

		182,647

BRAZIL — 0.6%
Banco Santander Brasil ADR	5,900	39,648
Cia Brasileira de Distribuicao ADR	3,300	159,126
Cia Energetica de Minas Gerais ADR	5,000	41,100
Tim Participacoes ADR	2,400	63,888

		303,762

BRITISH VIRGIN ISLANDS — 0.1%
Michael Kors Holdings *	600	48,888

CANADA — 0.4%
Canadian Tire, Cl A	800	75,998
Magna International	675	72,487
Shaw Communications, Cl B	582	14,262
Sun Life Financial	767	29,242

		191,989

CAYMAN ISLANDS — 0.1%
Herbalife	600	31,440

COMMON STOCK — continued
	Shares	Value
CHINA — 0.4%
China Construction Bank, Cl H	59,000	$45,525
China Petroleum & Chemical, Cl H	14,000	13,910
Ctrip.com International ADR *	200	12,806
E-Commerce China Dangdang ADR, Cl A *	5,000	67,550
Industrial & Commercial Bank of China, Cl H	72,000	49,517
Trina Solar ADR *	1,700	19,057

		208,365

DENMARK — 0.2%
AP Moeller-Maersk, Cl B	18	41,992
Novo Nordisk ADR	800	36,840

		78,832

FINLAND — 0.3%
Nokia ADR	2,700	21,411
Sampo, Cl A	746	37,160
Stora Enso, Cl R	3,543	31,976
UPM-Kymmene	2,302	37,668

		128,215

FRANCE — 0.9%
AXA	1,610	37,059
Bouygues	914	36,135
Cie Generale des Etablissements Michelin	400	43,953
Credit Agricole	2,406	32,604
Lagardere	1,406	41,890
Publicis Groupe *	401	29,184
Renault	394	32,905
Safran	675	39,675
Suez Environnement	2,646	49,427
Valeo	359	43,135
Veolia Environnement *	984	17,432
Vinci	380	26,266

		429,665

GERMANY — 0.3%
BASF	199	20,689
Continental	148	32,026
Deutsche Telekom	3,066	49,697
Merck	641	56,976
Muenchener Rueckversicherungs	24	5,103

		164,491

GREECE — 0.1%
OPAP	2,635	43,011

HONG KONG — 0.4%
BOC Hong Kong Holdings	3,500	11,042
Cheung Kong Holdings	1,000	19,445
China Mobile	5,500	60,961
CNOOC	23,000	41,192
Hang Seng Bank	2,500	42,516

		175,156

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA — 0.1%
Tata Motors ADR	1,900	$74,708

IRELAND — 0.3%
Accenture, Cl A	403	31,950
Alkermes *	200	8,552
Mallinckrodt *	600	41,772
Pentair	100	6,407
Seagate Technology	812	47,583

		136,264

ITALY — 0.0%
Mediaset *	4,411	17,613

JAPAN — 2.3%
Aisin Seiki	500	19,637
Asahi Kasei	5,000	39,955
Bridgestone	100	3,638
Central Japan Railway	400	57,357
Daiwa Securities Group	3,000	25,566
FUJIFILM Holdings	1,500	43,287
Hoya	1,400	45,880
ITOCHU	3,500	45,168
JGC	1,000	30,564
JX Holdings	5,000	25,981
Kajima	2,000	9,411
Marubeni	6,000	42,656
Mitsubishi Materials	10,000	36,942
Mitsubishi UFJ Financial Group	6,700	40,096
Mitsui	2,600	42,109
Mizuho Financial Group	19,900	38,982
Nippon Express	4,000	19,521
Nippon Telegraph & Telephone	800	53,351
Nippon Yusen	5,000	14,436
NTT DOCOMO	2,700	47,876
Oji Holdings	8,000	32,586
Otsuka Holdings	1,100	35,252
Sega Sammy Holdings	300	6,017
Sekisui House	1,100	14,570
Seven & I Holdings	700	29,469
Shinsei Bank	10,000	21,387
Shionogi	1,700	37,052
Sompo Japan Nipponkoa Holdings	800	20,524
Sumitomo	2,300	30,644
Sumitomo Metal Mining	2,000	33,646
Sumitomo Mitsui Financial Group	800	33,131
Sumitomo Mitsui Trust Holdings	7,000	30,766
Taisei	6,000	34,239
Toppan Printing	4,000	30,837
TOTO	1,000	12,667
Toyota Industries	600	29,573
West Japan Railway	700	31,970

		1,146,743

COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 0.1%
SES	1,562	$57,414

NETHERLANDS — 0.6%
Aegon	4,808	39,195
Core Laboratories	300	43,929
Koninklijke Ahold	2,801	48,965
LyondellBasell Industries, Cl A	623	66,194
Royal Dutch Shell, Cl B	1,182	50,997
Wolters Kluwer	1,966	54,481

		303,761

NORWAY — 0.3%
DNB	1,348	24,016
Statoil ADR	2,800	79,632
Telenor	1,355	31,233
Yara International	846	38,772

		173,653

PERU — 0.2%
Credicorp	600	88,752

PORTUGAL — 0.1%
EDP – Energias de Portugal	10,291	48,272

PUERTO RICO — 0.1%
Popular *	1,100	35,090

RUSSIA — 0.0%
Mobile Telesystems ADR	1,200	21,516

SINGAPORE — 0.1%
Singapore Telecommunications	12,000	39,150

SPAIN — 0.6%
Amadeus IT Holding, Cl A	1,236	48,824
Banco Santander ADR *	9,500	94,715
Enagas	1,129	37,629
Gas Natural	1,987	61,076
Iberdrola	1,122	8,362
Red Electrica	636	54,675

		305,281

SWEDEN — 0.2%
Nordea Bank	1,924	25,883
TeliaSonera	7,049	52,933

		78,816

SWITZERLAND — 1.0%
Baloise Holding	490	59,204
Garmin	2,085	114,759
Lonza Group	263	29,230
Roche Holding	155	45,148
Swiss Re	377	32,131
Swisscom	143	79,466

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
TE Connectivity	875	$54,154
UBS	5,400	92,718

		506,810

UNITED KINGDOM — 2.6%
AstraZeneca ADR	100	7,279
AstraZeneca	939	68,874
BHP Billiton	843	28,878
British American Tobacco	683	40,163
British Land ‡	4,253	50,478
British Sky Broadcasting Group	2,588	38,407
BT Group, Cl A	8,357	54,814
Cable & Wireless Communications	33,189	26,336
Centrica	5,590	29,162
Cobham	9,998	49,373
Daily Mail & General Trust, Cl A	2,840	40,204
Delphi Automotive	1,900	126,920
Friends Life Group	8,185	45,920
GKN	5,970	34,511
Hays	11,399	23,479
IMI	947	22,655
Kingfisher	4,505	22,863
Ladbrokes	8,863	19,752
Legal & General Group	5,274	20,871
London Stock Exchange Group	1,255	41,063
Marks & Spencer Group	5,615	40,782
Next	624	71,322
Old Mutual	8,160	26,975
Persimmon	1,271	26,887
Reckitt Benckiser Group	513	45,427
Rexam	121	1,023
Segro ‡	8,217	49,651
Shire	161	13,295
Smith & Nephew ADR	600	51,642
Unilever	1,326	57,534
Vodafone Group	14,405	48,178
William Hill	7,035	41,879

		1,266,597

UNITED STATES — 33.2%
Consumer Discretionary — 7.0%
Advance Auto Parts	1,000	121,110
AMC Networks, Cl A *	1,600	95,792
Apollo Education Group, Cl A *	6,697	187,047
AutoZone *	64	33,090
Bed Bath & Beyond *	394	24,936
Brinker International	1,500	67,260
CBS, Cl B	800	45,464
Cheesecake Factory	900	38,592
Coach	333	11,508
Comcast, Cl A	953	51,205
Deckers Outdoor *	2,100	185,871
Dunkin’ Brands Group	600	25,716

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary (continued)
Foot Locker	5,600	$266,168
GameStop, Cl A	870	36,514
Gannett	1,401	45,841
Gap	1,253	50,258
Genuine Parts	763	63,192
Graham Holdings, Cl B	83	56,917
Group 1 Automotive	500	36,960
H&R Block	1,367	43,922
Hanesbrands	600	58,626
Hasbro	652	32,574
Home Depot	501	40,506
HomeAway *	2,200	76,384
Las Vegas Sands	1,000	73,850
Leggett & Platt	1,039	34,079
Live Nation Entertainment *	13,000	301,730
Macy’s	867	50,104
MGM Resorts International *	1,700	45,628
Norwegian Cruise Line Holdings *	800	26,224
Outerwall *	4,200	231,084
PetSmart	475	32,366
Royal Caribbean Cruises	1,800	107,370
Scripps Networks Interactive, Cl A	667	54,967
SeaWorld Entertainment	600	16,710
Sinclair Broadcast Group, Cl A	400	12,924
Staples	3,603	41,759
Target	942	56,134
TJX	947	50,466
TripAdvisor *	325	30,823
Tupperware Brands	600	43,668
Twenty-First Century Fox, Cl A	400	12,672
Viacom, Cl B	751	62,085
Wolverine World Wide	12,000	291,120
Wyndham Worldwide	424	32,033
Wynn Resorts	449	95,727

		3,398,976

Consumer Staples — 2.4%
Archer-Daniels-Midland	1,260	58,464
Brown-Forman, Cl B	600	51,990
Constellation Brands, Cl A *	775	64,526
CVS Caremark	770	58,797
Hershey	670	59,060
Hormel Foods	1,647	74,543
Kimberly-Clark	522	54,220
Lorillard	1,159	70,096
Molson Coors Brewing, Cl B	567	38,290
Monster Beverage *	2,100	134,316
Pilgrim’s Pride *	2,500	69,900
Rite Aid *	41,200	275,628
Sanderson Farms	200	18,218
Tyson Foods, Cl A	1,536	57,155

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Staples (continued)
Walgreen	1,285	$88,370

		1,173,573

Energy — 3.0%
Antero Resources *	300	17,328
CARBO Ceramics	600	74,724
ConocoPhillips	1,101	90,832
CONSOL Energy	200	7,764
Energen	600	48,978
Helmerich & Payne	387	41,123
HollyFrontier	1,500	70,515
LinnCo	6,200	180,358
Marathon Petroleum	4,320	360,634
Occidental Petroleum	200	19,542
ONEOK	400	25,772
Patterson-UTI Energy	200	6,870
PBF Energy, Cl A	500	13,550
PDC Energy *	100	5,426
Phillips 66	664	53,857
Sanchez Energy *	1,100	34,892
Schlumberger	400	43,356
Tesoro	300	18,462
Ultra Petroleum *	1,000	22,920
Valero Energy	7,081	359,715
Williams	300	16,989

		1,513,607

Financials — 3.0%
ACE	200	20,020
Aflac	505	30,169
Annaly Capital Management ‡	23,900	265,290
Assurant	509	32,250
Colony Financial ‡	13,300	294,595
Discover Financial Services	360	21,982
Education Realty Trust ‡	5,500	58,080
Fifth Third Bancorp	200	4,096
Gaming and Leisure Properties ‡	200	6,734
Genworth Financial, Cl A *	1,075	14,083
Government Properties Income Trust ‡	1,200	28,020
Huntington Bancshares	2,529	24,835
Legg Mason	902	42,800
Morgan Stanley	563	18,207
NASDAQ OMX Group	1,340	56,535
NorthStar Realty Finance ‡ *	3,800	61,180
Signature Bank NY *	300	34,317
Simon Property Group ‡	900	151,371
SLM	7,200	63,792
Synovus Financial	1,200	28,260
Torchmark	907	47,835
Waddell & Reed Financial, Cl A	2,800	147,812

		1,452,263

COMMON STOCK — continued
	Shares	Value
Health Care — 3.0%
AbbVie	1,059	$55,428
Achillion Pharmaceuticals *	2,200	15,070
Amgen	271	34,523
Becton Dickinson and	100	11,624
Biogen Idec *	101	33,773
Boston Scientific *	2,693	34,417
Cardinal Health	804	57,606
Centene *	3,600	259,524
CR Bard	467	69,690
Edwards Lifesciences *	200	18,050
Eli Lilly	1,016	62,037
Envision Healthcare Holdings *	200	7,150
Grifols ADR	800	29,336
Health Net *	600	24,714
Humana	581	68,355
IDEXX Laboratories *	200	24,896
Johnson & Johnson	391	39,135
Medidata Solutions *	1,800	80,712
Medivation *	900	66,807
Medtronic	1,227	75,755
Mylan *	500	24,685
Myriad Genetics *	1,900	68,590
Pfizer	2,325	66,728
St. Jude Medical	607	39,570
UnitedHealth Group	705	57,140
Universal Health Services, Cl B	300	31,980
WellPoint	621	68,192

		1,425,487

Industrials — 6.1%
3M	460	64,809
Acuity Brands	1,700	182,359
Alaska Air Group	2,400	105,528
Alliant Techsystems	2,100	272,853
Allison Transmission Holdings	2,500	73,200
Boeing	100	12,048
Caterpillar	221	22,266
Cintas	1,160	72,616
Cummins	1,000	139,390
Dover	691	59,260
Dun & Bradstreet	500	55,015
Emerson Electric	1,028	65,432
Expeditors International of Washington	200	8,636
Generac Holdings *	6,900	299,460
General Dynamics	574	67,026
General Electric	100	2,515
Hexcel *	1,200	44,700
Illinois Tool Works	879	72,403
L-3 Communications Holdings	734	77,041
Lockheed Martin	931	155,449
Meritor *	3,300	41,481

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
Industrials (continued)
MSC Industrial Direct, Cl A	100	$8,529
Northrop Grumman	559	68,908
Oshkosh	3,800	175,636
Pall	100	7,747
Parker Hannifin	332	38,163
Pitney Bowes	3,699	100,095
Precision Castparts	109	24,939
Raytheon	686	62,268
Robert Half International	700	34,055
Rockwell Automation	424	47,344
Southwest Airlines	3,638	102,883
Spirit Airlines *	1,700	111,214
Textron	4,100	149,117
Trinity Industries	500	21,820
United Parcel Service, Cl B	588	57,089
United Technologies	300	31,545
Verisk Analytics, Cl A *	600	36,024
WABCO Holdings *	1,200	116,976

		3,087,839

Information Technology — 6.5%
Apple	1,198	114,493
Aruba Networks *	11,400	203,604
Autodesk *	1,800	96,030
Brocade Communications Systems	5,400	49,734
CA	2,042	58,973
Cisco Systems	2,388	60,249
CommVault Systems *	400	19,208
Computer Sciences	914	57,025
Corning	2,812	55,256
Fairchild Semiconductor International, Cl A *	1,000	15,220
Fidelity National Information Services	849	47,884
First Solar *	487	30,735
FLIR Systems	1,673	55,677
Glu Mobile *	9,700	54,417
Google, Cl A *	41	23,762
Harris	965	65,881
Hewlett-Packard	1,713	61,000
Informatica *	600	19,032
Ingram Micro, Cl A *	4,600	132,020
Integrated Device Technology *	7,100	101,956
Intel	2,521	85,437
Intuit	600	49,182
Jabil Circuit	1,944	38,802
KLA-Tencor	811	57,978
Leidos Holdings	1,493	55,151
Linear Technology	2,532	111,750
MasterCard, Cl A	523	38,780
Microchip Technology	1,251	56,320
Micron Technology *	1,418	43,320
Microsoft	1,471	63,489

COMMON STOCK — continued
	Shares	Value
Information Technology (continued)
NeuStar, Cl A *	1,400	$39,004
NVIDIA	1,538	26,915
Oracle	1,429	57,717
QUALCOMM	800	58,960
RF Micro Devices *	4,600	51,336
salesforce.com inc *	300	16,275
SanDisk	926	84,923
Spansion, Cl A *	4,000	75,880
Teradyne	10,500	191,310
Texas Instruments	1,188	54,945
Total System Services	1,670	53,440
VeriSign *	1,001	54,104
VMware, Cl A *	600	59,616
Western Digital	535	53,409
Xerox	4,105	54,432
Xilinx	3,056	125,693
Zebra Technologies, Cl A *	2,800	224,196

		3,204,520

Materials — 1.3%
Albemarle	700	42,938
Alcoa	2,800	45,892
Avery Dennison	200	9,442
CF Industries Holdings	129	32,294
Dow Chemical	1,019	52,040
Monsanto	200	22,618
Royal Gold	900	68,013
RPM International	5,900	260,662
United States Steel	2,300	77,027
US Silica Holdings	700	39,354

		650,280

Telecommunication Services — 0.6%
AT&T	1,384	49,257
Frontier Communications	26,430	173,116
Windstream Holdings	4,700	53,862

		276,235

Utilities — 0.3%
Alliant Energy	500	28,250
Dynegy, Cl A *	1,500	39,825
Exelon	600	18,648
National Fuel Gas	600	41,346
UGI	500	24,270

		152,339

Total United States		16,335,119

Total Common Stock (Cost $23,541,019)		23,080,297

REGISTERED INVESTMENT COMPANIES — 0.4%
EXCHANGE TRADED FUNDS — 0.4%
MSCI Korea TRN Index UCITS ETF	2,450	162,778

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EXCHANGE TRADED FUNDS (continued)
MSCI Taiwan Index UCITS ETF	2,870	$64,871

Total Registered Investment Companies (Cost $227,456)		227,649

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Porsche Automobil Holding (Cost $34,391)	361	33,900

SHORT-TERM INVESTMENT (A) — 101.6%
SEI Daily Income Trust Government Fund Cl A, 0.020% (Cost $49,994,327)	49,994,327	49,994,327

Total Investments — 149.0% (Cost $73,797,193) †		$73,336,173

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (24.3)%
BERMUDA — (0.3)%
Golar LNG	(1,600)	$(98,576)
Seadrill	(1,000)	(36,260)

		(134,836)

BRAZIL — (1.0)%
AMBEV ADR	(12,600)	(86,814)
Embraer ADR	(7,400)	(281,496)
Vale ADR, Cl B	(3,600)	(46,080)
Vale ADR, Cl B	(4,100)	(58,835)

		(473,225)

CANADA — (0.3)%
Goldcorp	(1,800)	(49,320)
Lions Gate Entertainment	(2,500)	(77,000)

		(126,320)

GERMANY — (0.1)%
Deutsche Bank *	(1,800)	(61,488)

SINGAPORE — (0.1)%
Flextronics International *	(4,000)	(41,560)

UNITED KINGDOM — (0.1)%
Ensco, Cl A	(1,400)	(70,910)

UNITED STATES — (22.4)%
Consumer Discretionary — (6.4)%
Abercrombie & Fitch, Cl A	(4,000)	(157,360)

COMMON STOCK — continued
	Shares	Value
Consumer Discretionary (continued)
Amazon.com *	(200)	$(62,598)
American Eagle Outfitters	(1,900)	(20,254)
CBS Outdoor Americas	(1,700)	(56,593)
Coach	(3,300)	(114,048)
Comcast, Cl A	(1,300)	(69,849)
Conn’s *	(2,300)	(92,000)
Dana Holding	(1,200)	(26,856)
DR Horton	(3,200)	(66,240)
Five Below *	(4,300)	(157,466)
GameStop, Cl A	(4,400)	(184,668)
Gannett	(1,000)	(32,720)
Gap	(700)	(28,077)
Groupon, Cl A *	(7,800)	(50,466)
Hilton Worldwide Holdings *	(6,200)	(150,102)
JC Penney *	(22,300)	(209,174)
KB Home	(2,900)	(47,270)
Leggett & Platt	(4,500)	(147,600)
Life Time Fitness *	(400)	(15,740)
Lumber Liquidators Holdings *	(500)	(27,110)
Madison Square Garden, Cl A *	(1,100)	(65,274)
Marriott International, Cl A	(200)	(12,942)
Mattel	(800)	(28,340)
PetSmart	(2,400)	(163,536)
Pier 1 Imports	(2,000)	(30,120)
Polaris Industries	(400)	(59,016)
PVH	(100)	(11,018)
Restoration Hardware Holdings *	(1,000)	(81,790)
Ryland Group	(200)	(6,420)
Starbucks	(100)	(7,768)
Target	(1,600)	(95,344)
Tempur Sealy International *	(1,200)	(65,652)
Tesla Motors *	(1,100)	(245,630)
TRI Pointe Homes *	(8,800)	(118,888)
Ulta Salon Cosmetics & Fragrance *	(900)	(83,097)
Wendy’s	(35,500)	(289,325)

		(3,080,351)

Consumer Staples — (1.6)%
Altria Group	(1,700)	(69,020)
Archer-Daniels-Midland	(2,100)	(97,440)
ConAgra Foods	(100)	(3,013)
CVS Caremark	(900)	(68,724)
Dr Pepper Snapple Group	(100)	(5,876)
Hormel Foods	(6,500)	(294,190)
Ingredion	(600)	(44,178)
Kellogg	(300)	(17,949)
Kroger	(1,300)	(63,674)
Nu Skin Enterprises, Cl A	(700)	(41,083)
Sysco	(600)	(21,414)
Wal-Mart Stores	(900)	(66,222)
Whole Foods Market	(800)	(30,576)

		(823,359)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
Energy — (1.9)%
Apache	(800)	$(82,128)
Cabot Oil & Gas	(3,100)	(102,145)
Chevron	(600)	(77,544)
Cobalt International Energy *	(1,200)	(19,224)
Diamond Offshore Drilling	(2,100)	(98,259)
Diamondback Energy *	(900)	(74,007)
Green Plains	(1,800)	(67,482)
Gulfport Energy *	(1,000)	(53,410)
Kinder Morgan	(100)	(3,598)
McDermott International *	(32,800)	(239,440)
Peabody Energy	(1,800)	(27,306)
QEP Resources	(400)	(13,220)
Rosetta Resources *	(300)	(15,321)
Scorpio Tankers	(5,700)	(53,523)
Transocean *	(500)	(20,170)

		(946,777)

Financials — (2.9)%
American Realty Capital Properties ‡	(2,200)	(28,842)
Ameriprise Financial	(300)	(35,880)
CBRE Group, Cl A *	(3,500)	(107,940)
CIT Group	(1,900)	(93,309)
CME Group, Cl A	(1,800)	(133,092)
Federal Realty Investment Trust ‡	(1,200)	(146,520)
Goldman Sachs Group	(200)	(34,574)
Investors Bancorp	(3,700)	(38,295)
LaSalle Hotel Properties ‡	(1,900)	(66,101)
Leucadia National	(100)	(2,471)
Marsh & McLennan	(2,100)	(106,617)
MBIA *	(15,400)	(147,532)
NASDAQ OMX Group	(100)	(4,219)
National Retail Properties ‡	(3,800)	(135,166)
People’s United Financial	(3,300)	(47,916)
Principal Financial Group	(300)	(14,904)
Prospect Capital	(500)	(5,305)
Realogy Holdings *	(2,100)	(77,196)
Realty Income ‡	(2,400)	(103,320)
Spirit Realty Capital ‡	(1,200)	(13,884)
State Street	(600)	(42,264)
Zions Bancorporation	(1,800)	(51,876)

		(1,437,223)

Health Care — (1.8)%
Abbott Laboratories	(1,400)	(58,968)
BioMarin Pharmaceutical *	(1,100)	(68,002)
Celldex Therapeutics *	(5,400)	(70,686)
Clovis Oncology *	(1,800)	(65,610)
CR Bard	(900)	(134,307)
Eli Lilly	(200)	(12,212)
Henry Schein *	(500)	(58,125)
Hologic *	(4,700)	(122,529)
Hospira *	(1,000)	(55,470)

COMMON STOCK — continued
	Shares	Value
Health Care (continued)
InterMune *	(1,600)	$(70,192)
MEDNAX *	(400)	(23,672)
Pharmacyclics *	(600)	(72,264)
Tenet Healthcare *	(2,000)	(105,540)
WellCare Health Plans *	(500)	(31,190)

		(948,767)

Industrials — (2.6)%
3M	(100)	(14,089)
AECOM Technology *	(800)	(27,160)
Avis Budget Group *	(1,200)	(67,428)
CH Robinson Worldwide	(1,100)	(74,206)
Chart Industries *	(300)	(22,815)
Deere	(300)	(25,533)
Fortune Brands Home & Security	(300)	(11,337)
Iron Mountain	(1,700)	(56,967)
ITT	(700)	(32,179)
Joy Global	(1,200)	(71,112)
Kansas City Southern	(1,300)	(141,778)
MasTec *	(5,200)	(141,388)
Proto Labs *	(200)	(16,200)
Republic Services, Cl A	(1,500)	(56,895)
Roper Industries	(1,100)	(158,477)
RR Donnelley & Sons	(3,500)	(60,760)
Ryder System	(700)	(60,291)
SolarCity *	(600)	(42,918)
Stanley Black & Decker	(200)	(17,490)
TransDigm Group	(800)	(134,336)

		(1,233,359)

Information Technology — (3.5)%
ANSYS *	(400)	(30,776)
Cirrus Logic *	(2,300)	(51,589)
Cisco Systems	(7,200)	(181,656)
Citrix Systems *	(500)	(33,865)
Corning	(100)	(1,965)
Electronic Arts *	(1,800)	(60,480)
Equinix *	(600)	(128,712)
F5 Networks *	(300)	(33,777)
Finisar *	(2,600)	(51,298)
First Solar *	(800)	(50,488)
FleetCor Technologies *	(200)	(26,558)
GT Advanced Technologies *	(5,600)	(77,504)
InvenSense, Cl A *	(12,700)	(292,227)
Jabil Circuit	(2,200)	(43,912)
KLA-Tencor	(200)	(14,298)
Lexmark International, Cl A	(500)	(24,015)
LinkedIn, Cl A *	(400)	(72,256)
Microsoft	(1,400)	(60,424)
NetSuite *	(500)	(42,155)
Qlik Technologies *	(2,900)	(76,734)
SunPower, Cl A *	(2,600)	(95,498)
Take-Two Interactive Software *	(3,700)	(82,806)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology (continued)
TIBCO Software *	(700)	$(13,510)
Ubiquiti Networks *	(1,500)	(57,345)
Western Union	(8,000)	(139,760)

		(1,743,608)

Materials — (1.2)%
Air Products & Chemicals	(200)	(26,390)
Axiall	(1,000)	(42,830)
Dow Chemical	(300)	(15,321)
Eagle Materials	(400)	(36,328)
International Paper	(1,300)	(61,750)
Louisiana-Pacific *	(6,100)	(82,594)
Martin Marietta Materials	(100)	(12,423)
MeadWestvaco	(3,200)	(133,760)
Sigma-Aldrich	(200)	(20,084)
Valspar	(2,000)	(150,100)

		(581,580)

Utilities — (0.5)%
Ameren	(2,800)	(107,660)
ITC Holdings	(1,300)	(46,930)
SCANA	(1,500)	(76,320)

		(230,910)

Total United States		(11,025,934)

Total Common Stock (Proceeds $12,183,343)		(11,934,273)

Total Securities Sold Short — (24.3)% (Proceeds $12,183,343)@		$(11,934,273)

SCHEDULE OF OPEN OPTIONS WRITTEN — (0.1)%
WRITTEN OPTIONS * — (0.1)%
	Contracts
U.S. Treasury Long Bond, Expires 08/22/2014, Strike Price $136.00	(6)	$(10,219)
U.S. Treasury Long Bond, Expires 08/22/2014, Strike Price $137.00	(19)	(16,328)
U.S. Treasury Long Bond, Expires 08/22/2014, Strike Price $138.00	(8)	(11,000)

Total Written Options — (0.1)% (Premiums Received $23,936)		$(37,547)

Percentages are based on net assets of $49,211,385.

The open futures contracts held by the Fund at July 31, 2014 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	12	Dec-2015	$(215)
3-Month Euro EURIBOR	12	Jun-2015	(400)
3-Month Euro EURIBOR	10	Mar-2015	(347)
3-Month Euro EURIBOR	12	Sep-2015	(400)
90-Day Bank Bill	3	Dec-2014	(76)
90-Day Bank Bill	2	Jun-2015	(4)
90-Day Bank Bill	3	Mar-2015	(99)
90-Day Bank Bill	2	Sep-2015	(74)
90-Day Euro$	13	Dec-2015	(653)
90-Day Euro$	11	Jun-2015	(574)
90-Day Euro$	12	Mar-2015	(326)
90-Day Euro$	12	Sep-2015	(476)
90-Day GBP LIBOR	11	Dec-2015	(480)
90-Day GBP LIBOR	14	Mar-2015	22
90-Day GBP LIBOR	9	Sep-2015	(288)
Amsterdam Index	23	Aug-2014	(8,456)
Australian 10-Year Bond	83	Sep-2014	(3,288)
Australian 3-Year Bond	19	Sep-2014	855
Australian Dollar	11	Sep-2014	(12,236)
Australian Dollar	(7)	Sep-2014	6,860
Bank Acceptance	14	Dec-2014	(168)
British Pound	8	Sep-2014	(4,919)
British Pound	(9)	Sep-2014	5,625
CAC40 10 Euro	22	Aug-2014	(4,160)
Canadian 10-Year Bond	21	Sep-2014	(9,210)
Canadian 10-Year Bond	(35)	Sep-2014	21,916
Canadian Dollar	21	Sep-2014	(17,064)
Canadian Dollar	(22)	Sep-2014	17,380
Canadian Bank Acceptance	18	Jun-2015	(863)
Canadian Bank Acceptance	16	Mar-2015	(769)
Canadian Bank Acceptance	17	Sep-2015	(1,205)
CBOE Volatility Index	(7)	Sep-2014	(10,173)
Corn	(16)	Dec-2014	7,043
Corn	(2)	Sep-2014	1,032
Crude Oil	4	Sep-2014	(14,349)
Dax Index	15	Sep-2014	(64,213)
DJ Euro STOXX 50 Index	142	Sep-2014	(73,870)
Euro	(28)	Sep-2014	15,248
Euro-Bobl	14	Sep-2014	(296)
Euro-BTP	11	Sep-2014	57
Euro-Bund	(24)	Sep-2014	(861)
Euro-Bund	12	Sep-2014	(4,815)
Euro-Oat 10-Year Bond	5	Sep-2014	(794)
Feeder Cattle	1	Oct-2014	(813)
FTSE 100 Index	35	Sep-2014	(25,795)
FTSE China A50	(155)	Aug-2014	(14,035)
FTSE MIB Index	(1)	Sep-2014	3,085
FTSE MIB Index	1	Sep-2014	(210)
Gasoline	4	Sep-2014	(6,263)
Gold	5	Dec-2014	(11,581)
Hang Seng Index	17	Aug-2014	18,773
H-shares Index	1	Aug-2014	463
IBEX 35 Plus Index	1	Aug-2014	(2,402)
IMM E-MINI	3	Sep-2014	(8,416)

THE ADVISORS’ INNER CIRCLE FUND III	Rothschild Larch Lane Alternatives Fund
July 31, 2014
(unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Japanese 10-Year Bond	(3)	Sep-2014	$1,728
Japanese 10-Year Bond	3	Sep-2014	(1,768)
Japanese Yen	(4)	Sep-2014	(35)
LME Aluminum	2	Sep-2014	(1,225)
LME Copper	7	Sep-2014	(2,091)
LME Lead	1	Sep-2014	(1,887)
LME Nickle	1	Sep-2014	(1,823)
LME Zinc	2	Sep-2014	(1,125)
Long Gilt 10-Year Bond	30	Sep-2014	(20,484)
Mexican Peso	57	Sep-2015	(35,487)
MSCI Singapore Index	4	Aug-2014	1,914
NASDAQ 100 E-MINI	27	Sep-2014	(10,189)
Natural Gas	(8)	Sep-2014	(5,589)
New Zealand Future	26	Sep-2014	(13,377)
Nikkei 225 Index	10	Sep-2014	555
NYMEX Cocoa	3	Sep-2014	2,046
NYMEX Coffee	(3)	Sep-2014	(17,465)
OMX Index	(83)	Aug-2014	3,692
OMX Index	25	Aug-2014	(4,875)
Palladium	1	Sep-2014	(742)
Platinum	1	Oct-2014	(1,297)
Russell 2000 Index E-MINI	9	Sep-2014	(2,129)
S&P 500 Index E-MINI	47	Sep-2014	(65,478)
S&P Mid 400 Index E-MINI	13	Sep-2014	(26,822)
S&P TSE 60 Index	4	Sep-2014	(3,476)
SGX S&P CNX Nifty Index	(75)	Aug-2014	6,977
SGX S&P CNX Nifty Index	9	Aug-2014	(834)
Silver	4	Sep-2014	(2,619)
Soybean	(17)	Dec-2014	3,859
Soybean	1	Nov-2014	(1,303)
Soybean	(1)	Nov-2015	860
Soybean Meal	8	Dec-2014	(5,832)
SPI 200 Index	16	Sep-2014	15,151
STOXX 600 Index	8	Sep-2014	(1,420)
Sugar	(19)	Sep-2014	10,721
Swiss Franc	(17)	Sep-2014	11,647
Taiwan Index	4	Aug-2014	(2,047)
Topix Index	2	Sep-2014	329
U.S. 10-Year Treasury Note	54	Sep-2014	(36,802)
U.S. 2-Year Treasury Note	12	Sep-2014	169
U.S. 5-Year Treasury Note	9	Sep-2014	(2,132)
U.S. Long Treasury Bond	8	Sep-2014	(4,732)
U.S. Long Treasury Bond	(16)	Sep-2014	(1,395)
VSDTY Sterling	12	Jun-2015	(101)
Wheat	(1)	Dec-2014	372
Wheat	(10)	Sep-2014	2,535
White Sugar	(1)	Sep-2014	338
Winter Wheat	(1)	Sep-2014	(3)

			$(420,968)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

Cl — Class

DJ — Dow Jones

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Tresor

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

UCITS — Undertaking For The Collective Investment Of Transferable Securities

The following is a list of the inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,977,293	$103,004	$—	$23,080,297
Registered Investment Companies	227,649	—	—	227,649
Preferred Stock	33,900	—	—	33,900
Short-Term Investment	49,994,327	—	—	49,994,327

Total Investments in Securities	$73,233,169	$103,004	$—	$73,336,173

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(11,934,273)	$—	$—	$(11,934,273)
Written Options	(37,547)	—	—	(37,547)

Total Liabilities	$(11,971,820)	$—	$—	$(11,971,820)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$161,252	$—	$—	$161,252
Unrealized Depreciation	(582,220)	—	—	(582,220)

Total Other Financial Instruments	$(420,968)	$—	$—	$(420,968)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2014, there were no Level 3 securities.

† At July 31, 2014, the tax basis cost of the Fund’s investments was $73,797,193, and the unrealized appreciation and depreciation were $110,548 and $(571,568), respectively.

@ At July 31, 2014, the tax basis proceeds of the Fund’s securities sold short was $12,183,343, and the unrealized appreciation and depreciation were $280,082 and $(31,012), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long securities, and the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Rothschild Larch Lane Alternatives Fund (the “Fund”) are provided daily by recognized third-party independent pricing agents.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter (“OTC”) market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund’s pricing cycle.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Larch Lane Advisors LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if the Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

All registered investment companies held in the Fund’s portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE ALTERNATIVES FUND
July 31, 2014
(unaudited)

For the period ended July 31, 2014, there have been no changes to the Fund’s fair value methodologies.

Futures Contracts — The Fund utilized futures contracts during the period ended July 31, 2014. To the extent consistent with its Investment Objective and Strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Funds returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of July 31, 2014, if applicable.

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of July 31, 2014, as disclosed in the Fund’s Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — The Fund may engage in short sales that are either “uncovered” or “against the box.”” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets. This limitation does not apply to short sales against the box.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. As of July 31, 2014, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

For information on the Fund’s policy regarding valuation of investments, and other significant accounting policies, please refer to the Fund’s Prospectus and Statement of Additional Information.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014